Cover	Jul. 01, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 01, 2020
Entity File Number	001-37713
Entity Registrant Name	eBay Inc.
Entity Central Index Key	0001065088
Entity Tax Identification Number	77-0430924
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2025 Hamilton Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95125
City Area Code	(408)
Local Phone Number	376-7008
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable.
Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common stock
Trading Symbol	EBAY
Security Exchange Name	NASDAQ
6.00% Notes due 2056
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	6.00% Notes due 2056
Trading Symbol	EBAYL
Security Exchange Name	NASDAQ